Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension plans and postretirement health care and life insurance benefit plans (Textual) [Abstract]
Accumulated benefit obligation for all defined benefit pension plans	$ 6,079,000,000	$ 5,394,000,000
Employee benefit plans (Additional Textual) [Abstract]
Minimum maturity of bonds in benefits obligation	0 years
Maximum maturity of bonds in benefits obligation	30 years
Assets held in rabbi trusts and designated for non qualified pension plans.	116,000,000	109,000,000
Fair value of pension plan assets under rabbi trust	4,966,000,000	4,622,000,000
Funded status of pension benefits including fair value of pension plan assets under rabbi trust	(1,114,000,000)	(843,000,000)
Contributions by company to its pension plans	200,000,000
Expected Contributions by company to its pension plans	100,000,000
Contributions matched to base salary of employee by Company	3.00%
Earning of employees below and above limit	110,000
Contribution percentage of base salary related to earning of employees below limit	1.50%
Contribution percentage of base salary related to earning of employees above limit	0.50%
Cost to company related to Investment and Saving Plan	58,000,000	59,000,000	62,000,000
Contributions Increase, percent	2.00%
Defined Contribution Plan employee contribution percent	6.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	1,000,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	(1,000,000)	0	(20,000,000)
Pension plans and postretirement health care and life insurance benefit plans (Textual) [Abstract]
Discount rate, net periodic benefit cost	4.50%	5.50%	6.00%
Discount rate, benefit obligation	4.00%	4.75%
Accumulated benefit obligation for all defined benefit pension plans	6,079,000,000	5,413,000,000
Net loss that will be amortized from accumulated other comprehensive income (loss)	57,000,000
Investment payables net of investment receivables	76,000,000	43,000,000
Interest receivables	9,000,000	37,000,000
Employee benefit plans (Additional Textual) [Abstract]
Defined benefit plan assumptions used calculating net periodic benefit cost expected long term return on asset	7.30%	7.30%	7.30%
Settlement expenses to recognize actuarial loss	3,000,000	0
Contributions by company to its pension plans	201,000,000	201,000,000
Pension Benefits [Member] | U.S. [Member]
Employee benefit plans (Additional Textual) [Abstract]
Contributions by company to its pension plans	201,000,000	201,000,000
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	0
Pension plans and postretirement health care and life insurance benefit plans (Textual) [Abstract]
Discount rate, net periodic benefit cost	4.00%	5.25%	5.75%
Discount rate, benefit obligation	3.50%	4.50%
Net loss that will be amortized from accumulated other comprehensive income (loss)	(7,000,000)
Investment payables net of investment receivables	10,000,000	3,000,000
Interest receivables	1,000,000	1,000,000
Employee benefit plans (Additional Textual) [Abstract]
Defined benefit plan assumptions used calculating net periodic benefit cost expected long term return on asset	7.30%	7.30%	7.30%
Settlement expenses to recognize actuarial loss	0	0
Contributions by company to its pension plans	0	0
Other Postretirement Benefits [Member] | U.S. [Member]
Employee benefit plans (Additional Textual) [Abstract]
Contributions by company to its pension plans	$ 0	$ 0
Alternative Assets [Member]
Employee benefit plans (Additional Textual) [Abstract]
Anticipated portion of fixed income securities in investment mix	20.00%
Fixed Income Funds [Member]
Employee benefit plans (Additional Textual) [Abstract]
Anticipated portion of fixed income securities in investment mix	60.00%
Equity Securities [Member]
Employee benefit plans (Additional Textual) [Abstract]
Anticipated portion of fixed income securities in investment mix	20.00%
Scernario, Forecast 2013 [Member] | Pension Benefits [Member]
Employee benefit plans (Additional Textual) [Abstract]
Defined benefit plan assumptions used calculating net periodic benefit cost expected long term return on asset	7.10%